Equity settled share-based transactions - RSUs activity (Details) - Restricted Share Units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in dollars per share)	$ 0.01
Rolled up from options (in dollars per share)	0.01
Granted during the year (in dollars per share)	0.01
Exercisable at the end of the year (in dollars per share)	0.01
Outstanding at the end of the year (in dollars per share)	$ 0.01
Rolled up from options (in shares) | shares	10,751,220
Granted during the year (in shares)	3,996,997
Outstanding at the end of the year (in shares)	14,748,217